INCOME TAXES - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary differences associated with investments in subsidiaries	$ 5	$ 57
Deductible Temporary Diferences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	121	214
Deductible Temporary Diferences | Expire after 3 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	12
Deductible Temporary Diferences | Do not expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	105
Capital Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	8,987	10,615
Capital Losses | Expire After 2 Years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	4
Capital Losses | Do not expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	154
Capital Losses | Expire After 1 Years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	7,515
Capital Losses | Expire after 4 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	1,314
Capital Losses | Expire after 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	4
Non-Capital Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	4,053	3,026
Non-Capital Losses | Do not expire
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 3,359	$ 2,521